Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information
Total assets	SFr 531,358	SFr 755,833
Americas
Segment Reporting Information
Total assets	181,221	249,656
Asia Pacific
Segment Reporting Information
Total assets	53,371	86,257
EMEA
Segment Reporting Information
Total assets	94,425	163,659
Switzerland
Segment Reporting Information
Total assets	202,341	256,261
Operating Segments | Investment Bank
Segment Reporting Information
Total assets	146,846	274,112
Operating Segments | Asset Management
Segment Reporting Information
Total assets	3,373	3,603
Operating Segments | Swiss Universal Bank (old)
Segment Reporting Information
Total assets	197,059	221,478
Operating Segments | International Wealth Management (old)
Segment Reporting Information
Total assets	150,411	201,326
Corporate Center
Segment Reporting Information
Total assets	33,669	55,314
Bank
Segment Reporting Information
Total assets	530,039	759,214
Bank | Americas
Segment Reporting Information
Total assets	181,228	249,680
Bank | Asia Pacific
Segment Reporting Information
Total assets	53,292	86,121
Bank | EMEA
Segment Reporting Information
Total assets	93,767	163,539
Bank | Switzerland
Segment Reporting Information
Total assets	201,752	259,874
Bank | Operating Segments | Investment Bank
Segment Reporting Information
Total assets	146,846	274,112
Bank | Operating Segments | Asset Management
Segment Reporting Information
Total assets	3,373	3,603
Bank | Operating Segments | Swiss Universal Bank (old)
Segment Reporting Information
Total assets	197,059	221,478
Bank | Operating Segments | International Wealth Management (old)
Segment Reporting Information
Total assets	150,411	201,326
Bank | Adjustments
Segment Reporting Information
Total assets	SFr 32,350	SFr 58,695